Equity (Tables)	6 Months Ended
Jun. 30, 2022
Equity [abstract]
Schedule of Ordinary Shares
Ordinary shares

	December 31,	June 30,
	2021	2022
Number of ordinary shares authorized	500,000,000	500,000,000
Authorized par value of per share	$0.01	$0.01
Number of ordinary shares issued and fully paid	348,723,365	348,723,365
Number of equivalent ADS issued and fully paid	69,744,673	69,744,673
Amount of ordinary shares authorized	$5,000,000	$5,000,000
Amount of share capital par value issued and fully paid	$63,019,962	$63,019,962
Amount of share capital surplus issued and fully paid	$213,098,729	$213,098,729